Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	37.90%	37.90%	40.00%
Net change in the total valuation allowance increased (decreased)	¥ 16,131	¥ 11,915	¥ 3,613
Operating loss carryforwards	353,357
Tax credit carryforwards	34,578
Deferred tax liabilities not recognized for undistributed earnings of the Company's foreign subsidiaries and foreign corporate joint ventures	195,476	140,691
Undistributed earnings not subject to deferred tax liabilities	4,284,270	4,133,175
Unrecognized tax benefits	6,983	39,151	43,627	46,265
Unrecognized tax benefits that would impact Honda's effective income tax rate, if recognized	5,362	37,012	32,460
Recognized interest and penalties, net included in income tax expense	(2,406)	764	(513)
Accrued interest and accrued penalties	¥ 1,235	¥ 3,292
Open tax years under income tax examination	Honda has open tax years primarily from 2005 to 2014 with various significant tax jurisdictions including Japan (fiscal years 2008-2014), the United States (fiscal years 2005-2014), Canada, the United Kingdom, Germany, France, Belgium, Thailand, India, Brazil and Australia.
Japanese
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	37.90%	37.90%	40.00%
Foreign | Minimum
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	16.00%
Foreign | Maximum
Income Taxes [Line Items]
Statutory income tax rate (in percentage)	38.00%